DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 8)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Chile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	12.78%	17.77%
Recoverable amount/Carrying value	150.50%	133.42%
Colombia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	17.93%	20.85%
Recoverable amount/Carrying value	118.06%	116.43%